Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: March 10, 2023

Payment Date	3/15/2023
Collection Period Start	2/1/2023
Collection Period End	2/28/2023
Interest Period Start	2/15/2023
Interest Period End	3/14/2023

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$—	$—	$—	—	May-24
Class A-4 Notes	$121,928,801.60	$12,724,439.85	$109,204,361.75	0.877693	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$164,252,801.60	$12,724,439.85	$151,528,361.75

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$167,779,667.68	$155,055,227.83	0.109910
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$167,779,667.68	$155,055,227.83
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$—	1.92000%	30/360	$—
Class A-4 Notes	$121,928,801.60	1.96000%	30/360	$199,150.38
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$164,252,801.60			$283,915.94

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$167,779,667.68	$155,055,227.83
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$167,779,667.68	$155,055,227.83
Number of Receivable Outstanding	25,983	25,052
Weight Average Contract Rate	4.76%	4.77%
Weighted Average Remaining Term (months)	21	20

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$651,475.19
Principal Collections	$12,622,929.45
Liquidation Proceeds	$88,645.65
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$13,363,050.29
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$13,363,050.29

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$139,816.39	$139,816.39	$—	$—	$13,223,233.90
Interest - Class A-1 Notes	$—	$—	$—	$—	$13,223,233.90
Interest - Class A-2 Notes	$—	$—	$—	$—	$13,223,233.90
Interest - Class A-3 Notes	$—	$—	$—	$—	$13,223,233.90
Interest - Class A-4 Notes	$199,150.38	$199,150.38	$—	$—	$13,024,083.52
First Allocation of Principal	$—	$—	$—	$—	$13,024,083.52
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$12,998,689.12
Second Allocation of Principal	$—	$—	$—	$—	$12,998,689.12
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$12,970,943.39
Third Allocation of Principal	$—	$—	$—	$—	$12,970,943.39
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$12,939,317.96
Fourth Allocation of Principal	$9,197,573.77	$9,197,573.77	$—	$—	$3,741,744.19
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,741,744.19
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$214,878.11
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$214,878.11
Remaining Funds to Certificates	$214,878.11	$214,878.11	$—	$—	$—
Total	$13,363,050.29	$13,363,050.29	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$167,779,667.68	$155,055,227.83
Note Balance	$164,252,801.60	$151,528,361.75
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.07%	10	$101,510.40
Liquidation Proceeds of Defaulted Receivables[1]	0.06%	91	$88,645.65
Monthly Net Losses (Liquidation Proceeds)			$12,864.75
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.24)%
Second Preceding Collection Period			(0.05)%
Preceding Collection Period			(0.22)%
Current Collection Period			0.10%
Four-Month Average Net Loss Ratio			(0.10)%
Cumulative Net Losses for All Periods			$1,952,083.50
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.36%	71	$556,963.61
60-89 Days Delinquent	0.17%	28	$257,232.10
90-119 Days Delinquent	0.04%	5	$63,297.88
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.57%	104	$877,493.59

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$57,992.70
Total Repossessed Inventory		6	$75,255.44

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		33	$320,529.98
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.26%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.04	0.03%	5	0.02%